Cover	Jun. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity File Number	001-39454
Entity Registrant Name	Cohn Robbins Holdings Corp.
Entity Central Index Key	0001818212
Entity Tax Identification Number	98-1547852
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	295-4937
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CRHC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CRHC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CRHC WS
Security Exchange Name	NYSE